Related Party Transactions (Details 4) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Total capital contributions	$ 1,035,000,000	$ (69,000,000)
Total dividends distribution	0	289,000,000
Total other transactions	3,586	0
Condor [Member]
Statement [Line Items]
Dividends received	3,586,000,000	0
Exchange of shares	865	0
Total dividends received	0	2,734,000,000
Quality [Member]
Statement [Line Items]
Capital contributions	41,000,000	(49,000,000)
Cresud [Member]
Statement [Line Items]
Dividends granted	0	289,000,000
Comparaencas [Member]
Statement [Line Items]
Total other transactions	129	0
Puerto Retiro [Member]
Statement [Line Items]
Capital contributions	$ 0	$ (20,000,000)